                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [ x ]; Amendment Number: 1
    This Amendment (Check only one.):
    is a restatement.                       [ x ]

    adds new holdings entries.              [   ]

Institutional Investment Manager Filing this Report:

Name:    Zimmer Lucas Partners, LLC
Address: 45 Broadway, 28th Floor
         New York, New York  10006

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart J. Zimmer
Title:   Managing Member
Phone:   (212) 440-0740

Signature, Place, and Date of Signing:

  /s/ Stuart J. Zimmer       New York, New York    5/12/00
  _________________________  ____________________  _______________
    [Signature]                 [City, State]         [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
































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

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     110

Form 13F Information Table Value Total:     $166,696,939



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         1         28-7074                  Stuart J. Zimmer


























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

                                                            FORM 13F
                                                         March 31, 2000
                                     Name of Reporting Manager:  Zimmer Lucas Partners, LLC

    ITEM 1         ITEM 2         ITEM 3       ITEM 4    ITEM 5           ITEM 6                ITEM 7            ITEM 8
    ------         ------         ------       ------    ------           ------                ------            ------
                                                                   INVESTMENT DISCRETION                     VOTING AUTHORITY
                                                                           (B)                                   (SHARES)
                                                 FAIR                      SHARED       (C)
                    TITLE           CUSIP        MARKET    SHRS OR  (A)   AS DEFINED   SHARED-  MANAGERS      (A)   (B)    (C)
NAME OF ISSUER     OF CLASS        NUMBER        VALUE     PRN AMT  SOLE  IN INSTR. V  OTHER    SEE INSTR. V  SOLE  SHARED NONE
--------------     --------        ------        ------    -------  ----  -----------  -----    ------------  ----  ------ ----


ALAMOSA PCS
  HOLDINGS           Com        011593 10 0        56,625      1,500       Shared      1,500        1              1,500
ALLOS THERAPEUTICS
  INC                Com        019777 10 1        71,563      5,000       Shared      5,000        1              5,000
APROPOS TECHNOLOGY
  INC                Com        038334 10 8        18,500        500       Shared        500        1                500
ARROWPOINT
  COMMUNICATION      Com        042810 10 1       118,484      1,000       Shared      1,000        1              1,000
ASPECT MED
  SYS INC            Com        045235 10 8        17,938        500       Shared        500        1                500
AVANEX CORP          Com        05348W 10 9       758,750      5,000       Shared      5,000        1              5,000
AVENUE A INC         Com        053566 10 5        61,000      2,000       Shared      2,000        1              2,000
Allegheny Energy Inc Com        017361 10 6     6,822,200    246,400       Shared    246,400        1            246,400
Alliant Corp         Com        018802 10 8       152,188      5,000       Shared      5,000        1              5,000
Andover Net Inc      Com        034318 10 5       107,188      5,000       Shared      5,000        1              5,000
BLAZE SOFTWARE INC   Com        09347T 10 9        85,500      3,000       Shared      3,000        1              3,000
BREEZECOM LIMITED    Com        M20385 10 6        37,375      1,000       Shared      1,000        1              1,000
BUY.COM INC          Com        124269 10 1        97,500     10,000       Shared     10,000        1             10,000
Calpine Corp         Com        131347 10 6       423,000      4,500       Shared      4,500        1              4,500
Central & South
  West Corp          Com        152357 10 9     4,563,813    266,500       Shared    266,500        1            266,500
CMP Group Inc        Com        125887 10 9     5,402,688    185,500       Shared    185,500        1            185,500
CMS Energy Corp      Com        125896 10 0    13,865,625    765,000       Shared    765,000        1            765,000
Constellation
  Energy Corp        Com        210371 10 0     4,860,938    152,500       Shared    152,500        1            152,500
CTG Res Inc          Com        125957 10 0     2,231,250     60,000       Shared     60,000        1             60,000
CALDERA SYS INC      Com        128780 10 3        94,000      4,000       Shared      4,000        1              4,000
CHORDIANT SOFTWARE
INC.                 Com        170404 10 7        48,750      3,000       Shared      3,000        1              3,000
COMPLETEL
  EUROPE N.V.        Ordinary   N21590 10 9        19,938      1,000       Shared      1,000        1              1,000
CRAYFISH CO LTD      Com        225226 10 9        38,000      1,000       Shared      1,000        1              1,000




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

CENTRA SOFTWARE
  INC                Com        15234X 10 3        63,000      3,000       Shared      3,000        1              3,000
CHOICE ONE
  COMMUNICATION      Com        17038P 10 4       994,000     28,000       Shared     28,000        1             28,000
CYPRESS
  COMMUNICATIONS IN  Com        232743 10 4        61,250      2,500       Shared      2,500        1              2,500
CYSIVE INC           Com        23281T 10 8        68,500      1,000       Shared      1,000        1              1,000
DTE Energy Co        Com        233331 10 7    11,310,156    387,500       Shared    387,500        1            387,500
DIGITAS INC          Com        25388K 10 4        49,000      2,000       Shared      2,000        1              2,000
DELANO
  TECHNOLOGY CORP    Com        245701 10 7       112,188      5,000       Shared      5,000        1              5,000
DIVERSA CORP         Com        255064 10 7       117,500      2,500       Shared      2,500        1              2,500
E Machines           Com        29076P 10 2        18,000      3,000       Shared      3,000        1              3,000
Eastern Enterprises  Com        27637F 10 0    12,867,138    214,900       Shared    214,900        1            214,900
Edison Intl          Com        281020 10 7     4,682,219    282,700       Shared    282,700        1            282,700
Energy East Corp     Com        29266M 10 9     6,972,019    351,900       Shared    351,900        1            351,900
FAIRMARKET INC       Com        305158 10 7        22,750      1,000       Shared      1,000        1              1,000
FIREPOND INC         Com        318224 10 2       122,813      3,000       Shared      3,000        1              3,000
FLAG TELECOM
  HOLDINGS LTD       Ordinary   G3529L 10 2       113,125      5,000       Shared      5,000        1              5,000
FIRSTWORLD
  COMMUNICATIONS     Com        337625 30 5       101,875      5,000       Shared      5,000        1              5,000
GT GROUP TELECOM
  INC.               Com Cl B   362359 40 8        41,750      2,000       Shared      2,000        1              2,000
HEALTHGATE
  DATA CORP          Com        42222H 10 6       281,250     50,000       Shared     50,000        1             50,000
HOMEGROCER COM INC   S2         43740K 10 0       103,750     10,000       Shared     10,000        1             10,000
Idacorp Inc          Com        451107 10 6       347,500     10,000       Shared     10,000        1             10,000
IFCO SYSTEMS
  NV ORD             ORD        N43961 10 6       114,375      5,000       Shared      5,000        1              5,000
INFINEON
  TECHNOLOGIES AG    ADR        45662N 10 3     1,495,000     26,000       Shared     26,000        1             26,000
INTEGRATED
  INFORMATION SYS    Com        45817B 10 3        65,391      3,000       Shared      3,000        1              3,000
IMPSAT FIBER
  NETWORKS INC       Com        45321T 10 3        56,000      2,000       Shared      2,000        1              2,000
INSILICON CORP       Com        45769H 10 8        31,625      2,000       Shared      2,000        1              2,000
IPRINT COM INC       Com        462628 10 8       165,550      8,600       Shared      8,600        1              8,600
INTERSIL HLDG CORP   Com        46069S 10 9       258,438      5,000       Shared      5,000        1              5,000
INTERWAVE
  COMMUNCTNS INTL    Com        G4911N 10 2        10,544        350       Shared        350        1                350
Ipalco Enterprises
  Inc                Com        462613 10 0     4,923,750    252,500       Shared    252,500        1            252,500
JUNIPER
  NETWORKS SBNTCV.07            48203RAA 2        399,250      4,000       Shared      4,000        1              4,000
LG&E Energy Corp     Com        501917 10 8       544,425     23,800       Shared     23,800        1             23,800
LASTMINUTE COM PLC   Com        518129 10 1        38,250       2,00       Shared      2,000        1              2,000
LANTE CORP           Com        516540 10 1        42,525      1,400       Shared      1,400        1              1,400
L90 INC              Com        539441 10 5       551,000     29,000       Shared     29,000        1             29,000




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

LOUDEYE
  TECHNOLOGIES INC   Com        545754 10 3       104,625      3,000       Shared      3,000        1              3,000
LIGHTSPAN
  PARTNERSHIP INC    Com        532262 10 3        35,500      2,000       Shared      2,000        1              2,000
MCN Energy
  Group Inc.         Com        55267J 10 0     1,750,000     70,000       Shared     70,000        1             70,000
MEDIACOM
  COMMUNICATIONS C   Com Cl A   58446K 10 5        69,688      5,000       Shared      5,000        1              5,000
Montana Power Co.    Com        612085 10 0       320,000      5,000       Shared      5,000        1              5,000
NFO Worldwide Inc    Com        62910N 10 8       233,008     10,000       Shared     10,000        1             10,000
New Century
  Energies Inc       Com        64352U 10 3     1,449,013     48,200       Shared     48,200        1             48,200
Newbridge
  Networks Corp      Com        650901 10 1       810,938     25,000       Shared     25,000        1             25,000
NSTAR Com            Com        67019E 107      5,178,600    123,300       Shared    123,300        1            123,300
NEOFORMA COM INC     Com        640475 10 9        40,938      2,500       Shared      2,500        1              2,500
NHC COMMUNICATIONS
  INC                Com        628937 10 4       131,461     15,900       Shared     15,900        1             15,900
NIKU CORP            Com        654113 10 9       118,281      2,500       Shared      2,500        1              2,500
NETPLIANCE INC       Com        64115K 10 3        14,500      1,000       Shared      1,000        1              1,000
NET2000
  COMMUNICATIONS INC Com        64122G 10 3        23,750      1,000       Shared      1,000        1              1,000
OGE Energy Corp      Com        670837 10 3     7,675,000    400,000       Shared    400,000        1            400,000
ORGANIC INC          Com        68617E 10 1        21,625      1,000       Shared      1,000        1              1,000
ONVIA COM INC        Com        68338T 10 6        63,375      3,000       Shared      3,000        1              3,000
ORCKIT COMM'S
BD CV14A05 5.75%                685725AA1         951,250     10,000       Shared     10,000        1             10,000
OTG SOFTWARE INC     Com        671059 10 3       233,813      5,800       Shared      5,800        1              5,800
POWERTEL INC         Com        73936C 10 9       207,563      3,000       Shared      3,000        1              3,000
P G & E Corp         Com        69331C 10 8    19,477,500    927,500       Shared    927,500        1            927,500
P P & L Res Inc.     Com        693499 10 5    10,498,063    501,400       Shared    501,400        1            501,400
Peoples Energy
  Corp               Com        711030 10 6       411,563     15,000       Shared     15,000        1             15,000
Pinnacle West
  Cap. Corp          Com        723484 10 1     4,791,875    170,000       Shared    170,000        1            170,000
Public Svc
  Enterprise
  Group              Com        744573 10 6     3,999,375    135,000       Shared    135,000        1            135,000
QUANTUM EFFECT
  DEVICES INC        Com        74764T 10 7       159,250      2,000       Shared      2,000        1              2,000
QWEST
  Communications
  Int'l Inc.         Com        749121 10 9       720,000     15,000       Shared     15,000        1             15,000
RADVISION LTD        Ordinary   M81869105         392,813      7,500       Shared      7,500        1              7,500
Scana Corp           Com        805898 10 3       766,350     31,200       Shared     31,200        1             31,200
Sempra Energy        Com        816851 10 9     3,604,600    215,200       Shared    215,200        1            215,200
Sierra Pac Res New   Com        826428 10 4       480,000     38,400       Shared     38,400        1             38,400
Sycamore
  Networks Inc       Com        871206 10 8       490,200      3,800       Shared      3,800        1              3,800
SELECTICA INC        Com        816288 10 4       114,725      1,300       Shared      1,300        1              1,300



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

ST ASSEMBLY
  TEST SERVICE       ADR        85227G 10 2       121,250      2,500       Shared      2,500        1              2,500
724 SOLUTIONS INC    Com        81788Q 10 0       249,000      2,000       Shared      2,000        1              2,000
St Joseph
  Lt & Pwr Co        Com        790654 10 7       405,000     20,000       Shared     20,000        1             20,000
TNP Enterprises Inc  Com        872594 10 6     1,134,744     25,900       Shared     25,900        1             25,900
Tele Sudeste
  Celular            Sponsored
  Part S A           ADR PFD    879252 10 4       749,063     15,000       Shared     15,000        1             15,000
Telecomunicacoes
  De Sao Paulo       ADR        87929A 10 2       445,313     15,000       Shared     15,000        1             15,000
Telefonica De        Sponsored
  Argentina S A      ADR Cl B   879378 20 6       490,625     12,500       Shared     12,500        1             12,500
Telefonica Del       Sponsored
  Peru S A           ADR Cl B   879384 10 5       170,000     10,000       Shared     10,000        1             10,000
TELE1 EUROPE
  HLDG AB            ADR        87944T 20 1        95,625      5,000       Shared      5,000        1              5,000
TELOCITY INC         Com        87971D 10 3       278,438     22,500       Shared     22,500        1             22,500
TRADER.COM NV        Com        N87812 10 8        48,438      2,500       Shared      2,500        1              2,500
TURNSTONE
  SYSTEMS INC        Com        900423 10 4       287,500      2,500       Shared      2,500        1              2,500
THERMA-WAVE INC      Com        88343A 10 8        34,000      1,000       Shared      1,000        1              1,000
UNIVERSAL
  ACCESS INC         Com        913363 10 7        83,750      2,500       Shared      2,500        1              2,500
VALUECLICK INC       Com        92046N 10 2        10,469        500       Shared        500        1                500
VICINITY
  CORPORATION        Com        925653 10 7        17,375        500       Shared        500        1                500
VIASYSTEMS
  GROUP INC          Com        92553H 10 0        31,000      2,000       Shared      2,000        1              2,000
VIA NET WRKS INC     Com        925912 10 7        26,563      1,000       Shared      1,000        1              1,000
WEBMETHODS INC       Com        94768C 10 8       724,125      3,000       Shared      3,000        1              3,000
Wicor Inc            Com        929253 10 2     8,856,700    285,700       Shared    285,700        1            285,700
                     TOTAL                    166,696,939



















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02192001.AK3